LEASES - (Lessor) Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Fixed portion of the operating lease income	$ 116	$ 118	$ 126
Cost for facilities accounted for as operating leases	796	802
Accumulated depreciation for facilities accounted for as operating leases	$ 370	$ 360